Revenue	6 Months Ended
Dec. 31, 2021
Revenue

2 Revenue

	31 December 2021	31 December 2020
	$	$
Sales of EasyDNA branded tests - point in time	2,044,152	-
Sales of geneType branded tests - point in time	6,864	16,436
Revenue	2,051,016	16,436

Revenue recognition

The Company operates facilities that provide genetic testing services and recognises revenue as follows:

●	Revenues from the provision of genetic and clinical risk testing for cancer and other serious diseases under the geneType brand are recognised at a point time when the Company has provided the customer with their test results, the single performance obligation.
●	Revenues from the provision of genetic tests direct to consumers under the EasyDNA brand are recognised at a point time when the Company has provided the customer with their test results, the single performance obligation.
●	Revenue from contracts with service providers is recognised when the contracted sales milestones are met, the performance obligations.

Genetic Technologies Limited

Notes to the condensed consolidated financial statements

31 December 2021